Share-based Compensation (Details) - Schedule of stock option activity - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of stock option activity [Abstract]
Number of Shares Outstanding, Beginning balance (in Shares)	30,752,163	16,161,311
Weighted Average Grant Date Fair Value Outstanding, Beginning balance	$ 0.13	$ 0.1
Weighted Average Exercise Price Outstanding, Beginning balance	$ 0.13	$ 0.09
Weighted Average Remaining Contractual Life (Years) Outstanding, Beginning balance		8 years 6 months 10 days
Number of Shares, Granted (in Shares)	17,582,483	14,892,844
Weighted Average Grant Date Fair Value, Granted	$ 2.34	$ 0.16
Weighted Average Exercise Price, Granted	$ 5.42	$ 0.18
Number of Shares, Exercised (in Shares)	(5,741,547)	(113,247)
Weighted Average Grant Date Fair Value, Exercised	$ 0.07	$ 0.09
Weighted Average Exercise Price, Exercised	$ 0.11	$ 0.09
Weighted Average Remaining Contractual Life (Years), Exercised (in Dollars)	$ 15,598,547	$ 11,813
Number of Shares, Forfeited (in Shares)	(1,736,001)	(188,745)
Weighted Average Grant Date Fair Value, Forfeited	$ 0.24	$ 0.09
Weighted Average Exercise Price, Forfeited	$ 0.21	$ 0.09
Number of Shares, Expired (in Shares)	(28,940)
Weighted Average Grant Date Fair Value, Expired	$ 0.37
Weighted Average Exercise Price, Expired	$ 0.22
Number of Shares Outstanding, Ending balance (in Shares)	40,828,158	30,752,163
Weighted Average Grant Date Fair Value, Ending balance	$ 1.1	$ 0.13
Weighted Average Exercise Price, Ending balance	$ 2.41	$ 0.13
Weighted Average Remaining Contractual Life (Years), Ending balance	8 years 4 months 28 days	8 years 7 months 24 days
Aggregate Intrinsic Value, Ending balance (in Dollars)	$ 535,438,090	$ 2,061,436
Number of Shares, Exercisable (in Shares)	15,551,698
Weighted Average Grant Date Fair Value, Exercisable	$ 0.13
Weighted Average Exercise Price, Exercisable	$ 0.13
Weighted Average Remaining Contractual Life (Years)	7 years 14 days
Aggregate Intrinsic Value, Exercisable (in Dollars)	$ 239,383,717
Number of Shares Vested (in Shares)	14,243,064
Weighted Average Grant Date Fair Value Vested	$ 0.06
Weighted Average Exercise Price, Exercisable Vested	$ 0.11
Weighted Average Remaining Contractual Life (Years)	6 years 10 months 6 days
Aggregate Intrinsic Value, Vested (in Dollars)	$ 219,457,217